Employee Future Benefits - Summary of Assumptions Translate into an Average Remaining Life Expectancy in Years (Details) - Pension Benefit Plans [Member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Male [Member]
Disclosure of defined benefit plans [line items]
Average remaining life expectancy at the end of the reporting period	20 years	20 years	20 years
Average remaining life expectancy of those retiring twenty years after the end of the reporting period	28 years	28 years	22 years
Female [Member]
Disclosure of defined benefit plans [line items]
Average remaining life expectancy at the end of the reporting period	24 years	24 years	24 years
Average remaining life expectancy of those retiring twenty years after the end of the reporting period	31 years	31 years	26 years